Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Reclassification of vessel operating expenses		$ 3,011		$ 6,217
Reclassification of depreciation and amortization		15,905		30,252
Aggregate direct vessel expenses		18,916		36,469
Time Chartering and Bareboat Chartering [Member]
Operating lease, lease income	$ 315,290	301,435	$ 607,345	571,696
Voyage Contracts [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	3,568	32,729	8,798	70,870
Pooling Arrangements [Member]
Operating lease, lease income	$ 8,700	$ 7,991	$ 15,527	$ 18,144